Acquisition of Navios Containers and Navios Acquisition (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		8 Months Ended	9 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Aug. 25, 2021 USD ($) $ / shares shares	Oct. 15, 2021 shares
Business Acquisition [Line Items]
Effective Date of Arrangements				Mar. 31, 2021
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 0		$ 0		$ 0	$ 44,053
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	118,160	$ 85,665	99,913	$ 136,679
Income (Loss) from Equity Method Investments	0		0		0	80,839
Business Acquisition, Transaction Costs	0		87		$ 0	$ 188
Upon the NNA Merger Agreement [Member] | Limited Partner [Member] | Navios Containers [Member]
Business Acquisition [Line Items]
Shares conversion rate								0.1275
Partners' Capital Account, Units, Sold in Public Offering | shares								3,388,226
NMCI Merger [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage				35.70%
Limited Partner [Member]
Business Acquisition [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 115,797	$ 83,952	$ 97,914	$ 133,946
Partners' Capital Account, Units, Acquisitions | shares				8,133,452
NMCI Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement				Dec. 31, 2020
Business Acquisition, Name of Acquired Entity				Navios Containers LP
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				$ 342,674
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination				298,621
Business Combination, Bargain Purchase, Gain Recognized, Amount				$ 44,053
Relevant discount factor				0.0889
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value				$ 106,997
Business Acquisition, Share Price | $ / shares				$ 9.23
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount				$ 75,387
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 5,452
Business Acquisition, Percentage of Voting Interests Acquired				64.30%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				$ 191,624
Partners' Capital Account, Units, Acquisitions | shares				8,133,452
Navios Containers [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Shares conversion rate				0.39
Business Acquisition, Share Price | $ / shares				$ 23.56
NNA Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement							Aug. 25, 2021
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net							$ 211,597
Business Combination, Bargain Purchase, Gain Recognized, Amount							$ 3,962
Relevant discount factor							0.1043
Business Acquisition, Share Price | $ / shares							$ 2.17
Sale of Stock, Number of Shares Issued in Transaction | shares							44,117,647
Ownership percentage after purchase of stock							62.40%
Fair value of the consideration							$ 150,000
Fair value of noncontrolling interest							$ 57,635